Business combinations and disposals (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of purchase price allocation
The following table summarizes the final or preliminary amounts of assets acquired and liabilities assumed at the acquisition date for all acquisitions in the period:

	Base (Final) $	Mazooma (Preliminary) $	Simplex (Preliminary) $	Paymentez (Preliminary) $	Total $
Assets acquired
Cash	744	5,369	52,832	1,224	60,169
Segregated funds	122,139	18,506	3,632	94	144,371
Trade and other receivables	6,860	809	3,641	323	11,633
Prepaid expenses	42	238	—	—	280
Property and equipment	160	—	428	29	617
Processor deposits	1,385	—	—	—	1,385
Other non-current assets	—	—	—	1,109	1,109
Intangible assets
Trademarks	2,396	—	—	222	2,618
Technologies	8,809	22,076	105,435	10,878	147,198
Partner and merchant relationships	47,232	15,158	55,422	4,420	122,232
Goodwill[1]	32,109	28,069	103,098	9,196	172,472
Deferred tax assets	—	—	24	—	24
	221,876	90,225	324,512	27,495	664,108
Liabilities assumed					—
Trade and other payables	(7,059)	(290)	(6,104)	(1,287)	(14,740)
Other current liabilities	—	(1,763)	—	—	(1,763)
Due to merchants	(122,139)	(18,506)	(3,632)	(94)	(144,371)
Income taxes payable	—	(5,565)	(4,678)	(156)	(10,399)
Deferred tax liabilities	—	(9,598)	(19,524)	—	(29,122)
Other non-current liabilities	—	—	—	(1,499)	(1,499)
	92,678	54,503	290,574	24,459	462,214
Total consideration					—
Cash paid	89,674	43,116	290,574	24,459	447,823
Equity issuance	—	11,387	—	—	11,387
Contingent consideration	3,004	—	—	—	3,004
	92,678	54,503	290,574	24,459	462,214
1 Goodwill mainly consists of future growth, assembled workforce and expected synergies, which were not recorded separately since they did not meet the recognition criteria for identifiable intangible assets. Goodwill arising from the Base and Paymentez acquisitions is deductible for tax purposes.
The following table summarizes the final amounts of assets acquired and liabilities assumed at the acquisition date:

Smart2Pay $
Assets acquired
Cash	14,390
Segregated funds	25,534
Trade and other receivables	89
Prepaid expenses	88
Other assets	96
Property and equipment	276
Right-of-use asset	95
Intangible assets:
Technologies	63,093
Partner and merchant relationships	103,503
Goodwilll [1]	198,439
405,603
Liabilities assumed
Trade and other payables	(1,026)
Due to merchants	(25,534)
Lease liabilities	(97)
Income tax payable	(631)
Deferred tax liabilities	(41,650)
336,665
Total consideration
Cash paid	81,927
Equity issuance	254,738
Total	336,665
1 Goodwill mainly consists of future growth, expected synergies and assembled workforce, which were not recorded separately since they do not meet the recognition criteria for identifiable intangible assets. Goodwill arising from this acquisition is not deductible for income tax purposes.
Schedule of assets and liabilities sold
Assets and liabilities sold comprise the following:

$
Goodwill	7,664
Intangible assets	9,689
Trade and other receivables	1,673
Other assets	1,864
Assets disposed	20,890
Accounts payable and accrued liabilities	779
Other liabilities	728
Liabilities disposed	1,507
Cash proceeds, net of $2,063 in cash	19,045